Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes, unrealized holding (losses) gains arising during the period	$ (12,750)	$ 1,758	$ 4,872
Taxes, reclassification adjustment for net realized (losses) gains on securities recorded in income	125	(220)	(117)
Taxes, reclassification for OTTI credit losses recorded in income	$ 0	$ 227	$ 110